UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21024

Active Assets Government Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

John H. Gernon 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code:		212-296-0289

Date of fiscal year end:	June 30,

Date of reporting period:	March 31, 2016

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Active Assets Government Trust

Portfolio of Investments • March 31, 2016 (unaudited)

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		MATURITY DATE	VALUE
	Repurchase Agreements (64.4%)
$150,000	ABN Amro Securities LLC, (Interest in $1,300,000,000 joint repurchase agreement, dated 03/31/16 under which ABN Amro Securities LLC, will repurchase the securities provided as collateral for $1,300,012,278 on 04/01/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities and U.S. Government obligations with various maturities to 03/20/62; valued at $1,337,539,363.)	0.34%		04/01/16	$150,000,000
25,000	Bank of Montreal, (dated 02/08/16; proceeds $25,013,750; fully collateralized by various U.S. Government obligations, 0.00% - 4.63% due 05/26/16 - 02/15/44; valued at $25,500,087) (Demand 04/07/16)	0.33	(a)	04/08/16	25,000,000
25,000	Bank of Montreal, (dated 02/10/16; proceeds $25,015,750; fully collateralized by various U.S. Government agency securities, 2.00% - 4.50% due 11/01/19 - 04/01/45 and U.S. Government obligations, 1.50% - 2.00% due 12/31/18 - 02/15/23; valued at $25,791,892) (Demand 04/07/16)	0.36	(a)	04/13/16	25,000,000
20,000	Bank of Nova Scotia, (dated 08/04/15; proceeds $20,080,927; fully collateralized by various U.S. Government agency securities, 2.18% - 4.50% due 06/01/27 - 03/01/46; valued at $20,600,000) (Demand 04/07/16)	0.40	(a)	08/04/16	20,000,000
80,000	Bank of Nova Scotia, (dated 10/07/15; proceeds $80,303,111; fully collateralized by various U.S. Government agency securities, 1.79% - 5.50% due 11/01/26 - 03/01/46; valued at $82,455,554) (Demand 04/07/16)	0.40	(a)	09/12/16	80,000,000
75,000	Bank of Nova Scotia, (dated 01/05/16; proceeds $75,313,006; fully collateralized by various U.S. Government agency securities, 2.00% - 5.50% due 04/01/26 - 03/01/46; valued at $77,250,000) (Demand 04/07/16)	0.41	(a)	01/05/17	75,000,000
99,800	BNP Paribas Securities Corp., (dated 03/31/16; proceeds $99,800,859; fully collateralized by various U.S. Government agency securities, 1.75% - 4.00% due 08/01/20 - 03/01/46 and a U.S. Government obligation, 0.63% due 04/30/18; valued at $102,705,672)	0.31		04/01/16	99,800,000
25,000	Credit Agricole Corp., (Interest in $415,000,000 joint repurchase agreement, dated 03/31/16 under which Credit Agricole Corp., will repurchase the securities provided as collateral for $415,003,574 on 04/01/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 04/15/28; valued at $423,332,806.)	0.31		04/01/16	25,000,000

150,000	ING Financial Markets LLC, (dated 03/31/16; proceeds $150,001,292; fully collateralized by various U.S. Government agency securities, 2.00% - 2.50% due 02/01/28 - 01/01/31; valued at $154,500,072)	0.31		04/01/16	150,000,000
19,000	ING Financial Markets LLC, (dated 02/16/16; proceeds $19,013,390; fully collateralized by various U.S. Government agency securities, 4.00% due 01/01/31 - 12/01/45; valued at $19,570,725)	0.43		04/15/16	19,000,000
4,000	ING Financial Markets LLC, (dated 03/07/16; proceeds $4,004,204; fully collateralized by a U.S. Government agency security, 4.00% due 12/01/45; valued at $4,121,998)	0.43		06/03/16	4,000,000
30,000	ING Financial Markets LLC, (dated 03/17/16; proceeds $30,032,967; fully collateralized by a U.S. Government agency security, 4.00% due 01/01/31; valued at $30,901,111)	0.43		06/17/16	30,000,000
10,000	ING Financial Markets LLC, (dated 03/22/16; proceeds $10,010,392; fully collateralized by a U.S. Government agency security, 4.00% due 12/01/45; valued at $10,304,994)	0.43		06/17/16	10,000,000
190,000	Mizuho Securities USA, Inc., (dated 03/31/16; proceeds $190,011,822; fully collateralized by various U.S. Government agency securities, 3.00% - 6.50% due 03/01/31 - 03/01/46; valued at $195,641,191)	0.32		04/07/16	190,000,000
145,000	Natixis, (Interest in $1,500,000,000 joint repurchase agreement, dated 03/31/16 under which Natixis, will repurchase the securities provided as collateral for $1,500,012,500 on 04/01/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government obligations with various maturities to 08/15/45; valued at $1,530,342,766.)	0.30		04/01/16	145,000,000
190,000	Pershing LLC, (dated 03/30/16; proceeds $190,011,822; fully collateralized by various U.S. Government agency securities, 1.13% - 6.00% due 12/27/16 - 02/20/66 and U.S. Government obligations, 1.13% - 1.75% due 06/15/18 - 02/28/22; valued at $195,119,236)	0.32		04/06/16	190,000,000
30,000	RBC Capital Markets LLC, (dated 10/29/15; proceeds $30,022,500; fully collateralized by various U.S. Government obligations, 1.50% - 1.63% due 02/28/19 - 12/31/19; valued at $30,648,224) (Demand 04/07/16)	0.15	(a)	04/26/16	30,000,000
133,000	RBC Capital Markets LLC, (dated 03/17/16; proceeds $133,040,233; fully collateralized by various U.S. Government agency securities, 1.88% - 6.00% due 04/01/27 - 03/20/46; valued at $136,890,199) (Demand 04/07/16)	0.33	(a)	04/19/16	133,000,000
10,000	RBC Capital Markets LLC, (dated 03/17/16; proceeds $10,003,211; fully collateralized by various U.S. Government agency securities, 2.21% - 5.50% due 12/01/19 - 02/01/46; valued at $10,300,000) (Demand 04/07/16)	0.34	(a)	04/20/16	10,000,000
42,000	RBC Capital Markets LLC, (dated 02/03/16; proceeds $42,038,850; fully collateralized by various U.S. Government agency securities, 2.16% - 6.00% due 09/01/26 - 03/01/46; valued at $43,260,000) (Demand 04/07/16)	0.37	(a)	05/03/16	42,000,000

155,000	RBS Securities, Inc., (dated 03/31/16; proceeds $155,001,292; fully collateralized by various U.S. Government obligations, 0.63% - 2.00% due 11/30/17 - 11/30/22; valued at $158,103,467)	0.30	04/01/16	155,000,000
25,000	Wells Fargo Securities LLC, (dated 03/30/16; proceeds $25,001,556; fully collateralized by a U.S. Government agency security, 3.50% due 02/01/46; valued at $25,771,592)	0.32	04/06/16	25,000,000
55,000	Wells Fargo Securities LLC, (Interest in $750,000,000 joint repurchase agreement, dated 03/31/16 under which Wells Fargo Securities LLC, will repurchase the securities provided as collateral for $750,006,875 on 04/01/16. The securities provided as collateral at the end of the period held with BNY Mellon, tri-party agent, were various U.S. Government agency securities with various maturities to 02/01/46; valued at $772,570,775.)	0.33	04/01/16	55,000,000
25,000	Wells Fargo Securities LLC, (dated 03/29/16; proceeds $25,001,653; fully collateralized by a U.S. Government agency security, 3.50% due 02/01/46; valued at $25,771,502)	0.34	04/05/16	25,000,000
5,000	Wells Fargo Securities LLC, (dated 03/10/16; proceeds $5,005,000; fully collateralized by a U.S. Government obligation, 1.38% due 06/30/18; valued at $5,100,078)	0.40	06/08/16	5,000,000
15,000	Wells Fargo Securities LLC, (dated 03/17/16; proceeds $15,015,333; fully collateralized by a U.S. Government obligation, 1.00% due 09/15/17; valued at $15,306,624)	0.40	06/17/16	15,000,000
20,000	Wells Fargo Securities LLC, (dated 03/18/16; proceeds $20,020,889; fully collateralized by a U.S. Government obligation, 1.38% due 06/30/18; valued at $20,369,014)	0.40	06/20/16	20,000,000
20,000	Wells Fargo Securities LLC, (dated 03/18/16; proceeds $20,022,456; fully collateralized by a U.S. Government agency security, 3.50% due 02/01/46; valued at $20,557,274)	0.43	06/20/16	20,000,000
	Total Repurchase Agreements (Cost $1,772,800,000)			1,772,800,000

PRINCIPAL AMOUNT (000)		ANNUALIZED YIELD ON DATE OF PURCHASE		DEMAND DATE (b)	MATURITY DATE	VALUE
	U.S. Agency Securities (36.5%)
	Federal Farm Credit Bank
20,000		0.42	%(a)	04/20/16	10/20/16	20,002,834
7,000		0.42	(a)	04/09/16	08/09/16	6,999,753
8,000		0.46	(a)	04/03/16	10/03/16	8,000,008
10,000		0.46	(a)	04/26/16	07/26/17	9,998,653
20,000		0.46	(a)	04/28/16	08/28/17	19,997,126
15,000		0.49	(a)	04/27/16	02/27/17	15,004,853
22,205		0.49	(a)	04/17/16	04/17/17	22,212,288
15,000		0.50	(a)	04/10/16	08/10/17	14,996,945
23,000		0.54	(a)	06/30/16	03/30/17	22,996,357
4,500		0.55		—	09/19/16	4,500,157
	Federal Home Loan Bank
15,000		0.39	(a)	04/18/16	05/18/16	15,000,000

15,000		0.39	(a)	04/17/16	01/17/17	14,998,177
22,000		0.40		—	06/03/16	21,984,600
5,000		0.40		—	06/15/16	4,995,833
6,000		0.40	(a)	04/26/16	08/26/16	5,999,919
10,000		0.41	(a)	04/08/16	09/08/16	10,000,000
20,000		0.43	(a)	04/18/16	08/18/17	20,000,000
19,000		0.44	(a)	04/05/16	10/05/16	18,997,619
20,000		0.44	(a)	04/16/16	05/16/16	20,000,000
20,000		0.44	(a)	04/17/16	03/17/17	19,997,086
18,000		0.46	(a)	04/02/16	08/02/16	17,999,860
10,000		0.46	(a)	04/01/16	08/01/16	10,000,000
10,000		0.47	(a)	04/01/16	09/01/16	10,000,000
40,000		0.48	(a)	05/14/16	02/14/17	39,994,437
9,000		0.49	(a)	05/10/16	02/10/17	8,998,767
23,500		0.50		—	05/10/16	23,487,271
53,000		0.50		—	09/21/16	52,872,653
9,100		0.51		—	07/29/16	9,084,659
50,000		0.51		—	09/23/16	49,876,042
29,000		0.56	(a)	06/22/16	03/22/17	29,000,000
43,000		0.56	(a)	05/08/16	02/08/17	43,003,935
30,000		0.57	(a)	06/23/16	03/23/17	30,000,000
15,000		0.59	(a)	05/21/16	08/21/17	14,997,900
27,500		0.59	(a)	05/23/16	08/23/17	27,498,196
35,000		0.59	(a)	06/13/16	09/13/17	34,997,392
28,000		0.60		—	06/24/16	27,961,192
9,000		0.61		—	06/17/16	8,988,354
27,705		0.61	(a)	05/25/16	08/25/17	27,708,316
25,000	(c)	0.61	(a)	07/04/16	10/04/17	24,996,020
10,000		0.62	(a)	06/01/16	09/01/17	10,000,000
15,000		0.62		—	06/15/16	14,980,625
20,000		0.64		—	06/17/16	19,972,622
10,000		0.64		—	06/20/16	9,985,778
10,100		0.65		—	06/10/16	10,087,235
	Federal Home Loan Mortgage Corporation
10,000		0.39	(a)	04/24/16	08/24/16	10,000,000
11,500		0.42	(a)	04/15/16	06/15/16	11,499,639
28,000		0.43	(a)	04/21/16	07/21/16	27,999,127
20,000		0.44	(a)	04/20/16	04/20/17	19,996,781
21,000		0.51		—	04/25/16	20,992,860
20,000		0.51		—	04/27/16	19,992,633
16,000		0.56	(a)	04/21/16	07/21/17	15,997,853
	Federal National Mortgage Association
15,000		0.45	(a)	04/05/16	10/05/17	14,996,536
10,000		0.62		—	06/15/16	9,987,083
	Total U.S. Agency Securities (Cost $1,004,635,974)					1,004,635,974

	Total Investments (Cost $2,777,435,974) (d)(e)			100.9%		2,777,435,974
	Liabilities in Excess of Other Assets			(0.9)		(24,779,286)
	Net Assets			100.0%		$2,752,656,688

(a)	Rate shown is the rate in effect at March 31, 2016.
(b)	Date of next interest rate reset.
(c)	Security is subject to delayed delivery.
(d)	Securities are available for collateral in connection with securities purchased on a forward commitment basis.
(e)	The aggregate cost for Federal income tax purposes approximates the aggregate cost for book purposes.

Active Assets Government Trust

Summary of Investments • March 31, 2016 (unaudited)

PORTFOLIO COMPOSITION as of 03/31/16	Percentage of Total Investments
Repurchase Agreements	63.8%
U.S. Agency Securities	36.2
100.0%

Active Assets Government Trust

Notes to Portfolio of Investments • March 31, 2016 (unaudited)

Valuation of Investments - Portfolio securities are valued at amortized cost, which approximates fair value, in accordance with Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

Fair Valuation Measurements

Financial Accounting Standards Board (“FASB”) Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes.  Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2016.

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Repurchase Agreements	$—	$1,772,800,000	$—	$1,772,800,000
U.S. Agency Securities	—	1,004,635,974	—	1,004,635,974
Total Assets	$—	$2,777,435,974	$—	$2,777,435,974

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of March 31, 2016, the Fund did not have any investments transfer between investment levels.

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Government Trust

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 19, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John H. Gernon
John H. Gernon
Principal Executive Officer
May 19, 2016

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 19, 2016